Commitments and contingencies (Operating Leases) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Amount
Accounts receivable, net	$ 3,046,218	$ 3,393,933	$ 2,294,221
Operating Lease [Member]
Rental Expense
2013	4,872,205
2014	5,513,319
2015	5,440,413
2016	5,465,932
2017	4,989,656
Thereafter	44,658,330
Total	70,939,855
Rental Income
2013	(1,074,012)
2014	(1,127,152)
2015	(1,075,083)
2016	(1,063,784)
2017	(851,741)
Thereafter	(4,490,707)
Total	(9,682,479)
Net Amount
2013	3,798,193
2014	4,386,167
2015	4,365,330
2016	4,402,148
2017	4,137,915
Thereafter	40,167,623
Total	61,257,376
Landlord contribution towards construction	1,036,900
Accounts receivable, net	210,458
Rent expense	2,243,012	3,051,896	4,028,173	2,950,528
Percentage rent	350,938	1,405,577	1,102,699	919,698
Rental income related to subleases	$ 339,342	$ 391,983	$ 189,366